Contingencies and restrictions - Environmental Contingencies (Details) - monthlyTaxUnit	Oct. 15, 2024	Apr. 14, 2020
SMA Environmental Case | Superintendency of Environment (SMA) | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities, monthly tax unit	1,285	4,180